Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DRIEHAUS MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 29, 2012
Supplement [Text Block]	dmf1_SupplementTextBlock

DRIEHAUS MUTUAL FUNDS

Driehaus International Discovery Fund *DRIDX

Driehaus Global Growth Fund *DRGGX

(each, a "Fund" and collectively, the "Funds")

Supplement dated December 21, 2012 to

Prospectus dated April 29, 2012

On September 20, 2012, the Board of Trustees of Driehaus Mutual Funds (the "Trust") approved reductions in the management fees for the Driehaus International Discovery Fund and the Driehaus Global Growth Fund pursuant to the amended investment advisory agreement between the Trust, on behalf of the Funds, and Driehaus Capital Management LLC (the "Adviser"). The reduction in each Fund's management fee will become effective on January 1, 2013.

Accordingly, effective January 1, 2013, the following changes are hereby made to the Funds' Prospectus:

1.	Under the section entitled "Fees and Expenses of the Fund" on page 1, the Annual Fund Operating Expenses and Expense Example for the Driehaus International Discovery Fund are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee *	1.35%
Other Expenses	0.22%

Total Annual Fund Operating Expenses	1.57%

*	The management fee has been restated to reflect the reduction in rate, effective January 1, 2013.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$160	$496	$855	$1,867

2.	Under the section entitled "Fees and Expenses of the Fund" on page 19, the Annual Fund Operating Expenses and Expense Example for the Driehaus Global Growth Fund are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee *	1.15%
Other Expenses	0.63%

Total Annual Fund Operating Expenses	1.78%

*	The management fee has been restated to reflect the reduction in rate, effective January 1, 2013.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$181	$560	$964	$2,095

Driehaus International Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dmf1_SupplementTextBlock

DRIEHAUS MUTUAL FUNDS

Driehaus International Discovery Fund *DRIDX
Driehaus Global Growth Fund *DRGGX

(each, a "Fund" and collectively, the "Funds")

Supplement dated December 21, 2012 to

Prospectus dated April 29, 2012

On September 20, 2012, the Board of Trustees of Driehaus Mutual Funds (the "Trust") approved reductions in the management fees for the Driehaus International Discovery Fund and the Driehaus Global Growth Fund pursuant to the amended investment advisory agreement between the Trust, on behalf of the Funds, and Driehaus Capital Management LLC (the "Adviser"). The reduction in each Fund's management fee will become effective on January 1, 2013.

Accordingly, effective January 1, 2013, the following changes are hereby made to the Funds' Prospectus:

1.	Under the section entitled "Fees and Expenses of the Fund" on page 1, the Annual Fund Operating Expenses and Expense Example for the Driehaus International Discovery Fund are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee *	1.35%
Other Expenses	0.22%

Total Annual Fund Operating Expenses	1.57%

*	The management fee has been restated to reflect the reduction in rate, effective January 1, 2013.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$160	$496	$855	$1,867

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.35%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the reduction in rate, effective January 1, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	1,867
Driehaus Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dmf1_SupplementTextBlock

DRIEHAUS MUTUAL FUNDS

Driehaus International Discovery Fund *DRIDX
Driehaus Global Growth Fund *DRGGX

(each, a "Fund" and collectively, the "Funds")

Supplement dated December 21, 2012 to

Prospectus dated April 29, 2012

On September 20, 2012, the Board of Trustees of Driehaus Mutual Funds (the "Trust") approved reductions in the management fees for the Driehaus International Discovery Fund and the Driehaus Global Growth Fund pursuant to the amended investment advisory agreement between the Trust, on behalf of the Funds, and Driehaus Capital Management LLC (the "Adviser"). The reduction in each Fund's management fee will become effective on January 1, 2013.

Accordingly, effective January 1, 2013, the following changes are hereby made to the Funds' Prospectus:

2.	Under the section entitled "Fees and Expenses of the Fund" on page 19, the Annual Fund Operating Expenses and Expense Example for the Driehaus Global Growth Fund are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee *	1.15%
Other Expenses	0.63%

Total Annual Fund Operating Expenses	1.78%

*	The management fee has been restated to reflect the reduction in rate, effective January 1, 2013.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$181	$560	$964	$2,095

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.15%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the reduction in rate, effective January 1, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	181
3 Years	rr_ExpenseExampleYear03	560
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	2,095